Goodwill and Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Carrying Amount of Definite Lived Intangible Assets	$ 13,845	$ 107,400
Amortization of Intangible Assets	2,300	47,400	$ 91,500
Impairment	563,200	563,200
Hoya Intermediate, LLC
Goodwill [Line Items]
Carrying Amount of Definite Lived Intangible Assets		107,365
Impairment		377,101
Developed Technology | Hoya Intermediate, LLC
Goodwill [Line Items]
Carrying Amount of Definite Lived Intangible Assets	13,800	2,400
Accumulated amortization	$ 2,500	$ 300